The Flex-funds
6125 Memorial Drive
Dublin, Ohio 43017
(614) 766-7000

September 7, 2012

Division of Investment Management
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:    The Flex-funds (Commission File Nos. 2-85378 and 811-3462)

Dear Sir or Madam:

Pursuant to Rule 497(c) under the Securities Act of 1933, as amended, please find the XBRL-coded version of prospectus disclosure for the above-referenced Registrant as it pertains to its prospectus.  The attached XBRL-coded prospectus disclosure is based on the disclosure found in the final form of the Trust’s prospectus dated April 30, 2012 as filed on April 27, 2012 pursuant to Rule 497(c).

Sincerely,

/s/ Maggie Bull

Maggie Bull
Legal Counsel